SCHEDULE OF MINERAL RIGHTS (Details) (Parenthetical) $ in Thousands, $ in Thousands				3 Months Ended							9 Months Ended		12 Months Ended
	Apr. 22, 2020	Feb. 26, 2020	Sep. 24, 2019 CAD ($)	Dec. 31, 2022	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Payment received earning agreement							$ 100			$ 75
Exploration expenditures					$ 2,571						$ 2,571
Impairment								$ 752				$ 752
Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Impairment													$ 385
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%
Payment for acquisition			$ 500
Shares issued during the period for acquisition, value			$ 1,600
Royalty for precious metals				3.00%
Royalty for other metals				2.50%
Reduction on royalty description								reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 are to be made by the Company following any future announcement of a maiden mineral resource estimate on the property and upon achievement of commercial production from the project, respectively.	reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 are to be made by the Company following any future announcement of a maiden mineral resource estimate on the property and upon achievement of commercial production from the project, respectively.
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Second Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition						$ 200			$ 100
Shares issued during the period for acquisition, value						$ 625			$ 425
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | First Issuance [Member]
IfrsStatementLineItems [Line Items]
Addition to mineral rights					$ 601			$ 415
Otis Gold Corp [Member] | Kilgore Gold Project [Member]
IfrsStatementLineItems [Line Items]
Project descriptions	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis Gold Corp. (“Otis”) acquisition.
Otis Gold Corp [Member] | Definitive Option Agreement [Member] | Centerra Gold Inc [Member]
IfrsStatementLineItems [Line Items]
Project descriptions		Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,500 and cash payments to the Company of $550 over a six-year period. Excellon was Project Manager and earned 10% of the approved exploration expenditures for technical oversight and project management until November 30, 2021. Centerra now manages the Oakley Project directly.